UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended: June 30, 1999

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
					     [ ] add new
holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:98

Form 13 F Information Table Value Total:$ 496,684

                                      TITLE                  VALUE          SHARES/  INVSTMT  VOTING
           Name of Issuer            OF CLASS    CUSIP     (x$1000)         PRN AMT  DSCRETN   AUTH
Affymetrix Inc                          COM    00826T108          4127        83,600  SOLE     SOLE
Allied Signal Inc                       COM     019512102         1896        30,100  SOLE     SOLE
ALZA Corp Class A                       COM     022615108        13941       274,035  SOLE     SOLE
Alza Corp                              LYON    022615AC2          1324        20,100  SOLE     SOLE
Alza Corp                              LYON    022615ADO          1811        13,100  SOLE     SOLE
American General Corp                   COM     026351106        13115       173,999  SOLE     SOLE
American Home Prods                     COM     026609107          976        17,020  SOLE     SOLE
American Int'l Group                    COM     026874107          652         5,567  SOLE     SOLE
American Tel & Tel                      COM     001957190          589        10,558  SOLE     SOLE
Analog Devices Inc.                     COM     032654105        27987       557,666  SOLE     SOLE
AON Corp                                COM     037389103          473        11,475  SOLE     SOLE
BankAmerica Corp                        COM     066050105          602         8,223  SOLE     SOLE
Bank of New York                        COM     064057102          487        13,300  SOLE     SOLE
Beckman Coulter Inc.                    COM     075811109        10707       220,203  SOLE     SOLE
Berkshire Hathaway Inc                  COM     084670207         1265           565  SOLE     SOLE
Biogen Inc.                             COM     090597105        56457       877,864  SOLE     SOLE
Boeing Co                               COM     097023105          385         8,760  SOLE     SOLE
B P Amoco PLC                           COM     055622104          636         5,864  SOLE     SOLE
Bristol Myers                           COM     110122108         2373        33,702  SOLE     SOLE
Brown Forman Corp.                      COM     115637209         4857        74,519  SOLE     SOLE
Cardinal Health Inc.                    COM     141498108         2525        39,386  SOLE     SOLE
Chubb Corp                              COM     171232101        16787       241,540  SOLE     SOLE
Cisco Sys Inc.                          COM    17275R102           376         5,850  SOLE     SOLE
Citigroup                               COM     172967101         2121        44,666  SOLE     SOLE
Coca Cola Co.                           COM     191216100         1265        20,412  SOLE     SOLE
Coca Cola FEMSA S A DE C                COM     191241108         2365       122,100  SOLE     SOLE
Colgate Palmolive                       COM     194162103         1024        10,400  SOLE     SOLE
Conexant Systems Inc                    COM     207142100         3390        58,396  SOLE     SOLE
CVS Corp                                COM     126650100          248         4,900  SOLE     SOLE
Dionex Corp.                            COM     254546104        14638       361,438  SOLE     SOLE
Disney Walt Co Del                      COM     254687106         1992        64,669  SOLE     SOLE
Donnelley RR & Sons                     COM     257867101        10159       274,120  SOLE     SOLE
Dow Chemical                            COM     260543103         7956        62,710  SOLE     SOLE
ECI Telecom Ltd                         COM     268258100          505        15,240  SOLE     SOLE
Elan Corp ADR                           COM     207142100          282        10,174  SOLE     SOLE
Electric Fuel Corp.                     COM     284871100           37        22,500  SOLE     SOLE
Exxon                                   COM     302290101          825        10,705  SOLE     SOLE
Federal National Mort.                  COM     313586109          371         5,450  SOLE     SOLE
Filenet Corp                            COM     316869106        10623       928,870  SOLE     SOLE
First Israel Fund                       COM    32063L100           182        12,200  SOLE     SOLE
First Union Corp                        COM     337358105         1069        22,687  SOLE     SOLE
Firstar Corp                            COM    33761C103           377        13,470  SOLE     SOLE
Gannett Inc.                            COM     364730101         8536       119,598  SOLE     SOLE
Gap Stores                              COM     364760108          317         6,300  SOLE     SOLE
General Electric                        COM     369604103         6782        60,022  SOLE     SOLE
General Mills Inc.                      COM     370334104          417         5,200  SOLE     SOLE
Georgia Pacific Corp                    COM     373298108         1424        30,060  SOLE     SOLE
Grainger WW Inc.                        COM     384802104         5160        95,890  SOLE     SOLE
Grey Advertising                        COM     397838103        12872        38,655  SOLE     SOLE
Grupo Televiso                          COM    40049J206          7675       171,275  SOLE     SOLE
Halliburton Co.                         COM     406216101        14449       319,334  SOLE     SOLE
Hartford Finl Svcs                      COM     416515104          513         8,806  SOLE     SOLE
Hewlett Packard                         COM     428236103         7198        71,625  SOLE     SOLE
Home Depot                              COM     437076102          277         4,300  SOLE     SOLE
IBM                                     COM     459200101         8855        68,518  SOLE     SOLE
Intel Corp                              COM     458140100          702        11,808  SOLE     SOLE
Interpublic Group                       COM     460690100          693         8,000  SOLE     SOLE
Johnson & Johnson                       COM     478160104        20728       211,515  SOLE     SOLE
Kerr McGee Corp.                        COM     492386107         3851        76,736  SOLE     SOLE
Learning Tree Intl Inc                  COM     522015106          266        24,400  SOLE     SOLE
Lucent Technologies Inc.                COM     549463107          619         9,186  SOLE     SOLE
M & T Bk Corp                           COM    55261F104           203           370  SOLE     SOLE
McDonalds Corp                          COM     580135101          296         7,200  SOLE     SOLE
Merck & Co.                             COM     589331107         7630       103,645  SOLE     SOLE
Meritor Automotive, Inc.                COM    59000G100           464        18,232  SOLE     SOLE
Minn Mng & Mfg Co                       COM     604059105          206         2,380  SOLE     SOLE
Mobil Oil Corp                          COM     607059102          381         3,866  SOLE     SOLE
Mondavi Robert Corp                     COM     609200100         3413        93,830  SOLE     SOLE
Morgan J. P.                            COM     616880100        19891       141,580  SOLE     SOLE
Motorola Inc.                           COM     620076109          720         7,600  SOLE     SOLE
Nalco Chemical                          COM     629853102         6169       118,938  SOLE     SOLE
Pall Corp                               COM     696429307         2125        95,790  SOLE     SOLE
Pepsico                                 COM     713448108          884        22,850  SOLE     SOLE
Philip Morris Cos                       COM     718154107          217         5,400  SOLE     SOLE
Proctor & Gamble                        COM     742718109          566         6,344  SOLE     SOLE
Raychem Corp                            COM     754603108         4387       118,570  SOLE     SOLE
Raytheon Co.                            COM     755111101          648         9,200  SOLE     SOLE
Rockwell International                  COM     774347108         8960       147,498  SOLE     SOLE
Royal Dutch Pete                        COM     780257705          401         6,664  SOLE     SOLE
Sara Lee Corp.                          COM     803111103          633        27,932  SOLE     SOLE
Saks Holdings                           COM    79377R109          2586        89,580  SOLE     SOLE
SBC Communications Inc                  COM    78387G103           515         8,892  SOLE     SOLE
SBS Broadcasting S.A.                   COM    L8137F102          3164        98,130  SOLE     SOLE
SBS Broadcasting S.A.                 SDCV 05  805906AA2          6391        57,450  SOLE     SOLE
Schering Plough Corp                    COM     806605101        20948       399,018  SOLE     SOLE
Schlumberger Limited                    COM     806857108         5303        83,275  SOLE     SOLE
State Str Corp                          COM     857477103         1635        19,153  SOLE     SOLE
Steinway Musical Instr                  COM     858495104         5488       207,125  SOLE     SOLE
Stryker Corp.                           COM     863667101          877        14,600  SOLE     SOLE
Swiss Helvetia Fund                     COM     870875101          682        49,000  SOLE     SOLE
Tellabs Inc                             COM     879664100          783        11,604  SOLE     SOLE
Teradyne Inc                            COM     880770102        23120       322,240  SOLE     SOLE
Tiffany & Co.                           COM     886547108        30798       319,157  SOLE     SOLE
Tribune Co New                          COM     896047107         9814       112,650  SOLE     SOLE
Tyco Int'L Ltd                          COM     902124106          248         2,618  SOLE     SOLE
US Bancorp                              COM     911596104          266         7,974  SOLE     SOLE
Viacom Inc.                             COM     925524308          492        11,200  SOLE     SOLE
Warner Lambert                          COM     934488107          269         3,900  SOLE     SOLE
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